UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5639

Pacholder High Yield Fund, Inc

(Exact name of registrant as specified in charter)

8044 Montgomery Road, Ste. 555, Cincinnati, OH	45236
(Address of principal executive offices)	(Zip code)

William J. Morgan

8044 Montgomery Road, Ste. 555

Cincinnati, OH 45236

(Name and address of agent for service)

Registrant’s telephone number, including area code: 513-985-3200

Date of fiscal year end: December 31, 2005

Date of reporting period: September 30, 2005

Item 1.	Schedule of Investments.

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders

September 30, 2005 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
CORPORATE DEBT SECURITIES — 146.7%
AEROSPACE — 5.8%
American Airlines, Inc., Pass Thru Cert, 9.71%, 1/2/07	$ 383	$ 370,078	0.3%
American Airlines, Inc., Collateral Trust Notes, 10.18%, 1/2/13	300	217,365	0.2
American Airlines, Inc., Pass Thru Cert, 7.379%, 5/23/16	1,052	745,779	0.6
American Airlines, Inc., Pass Thru Cert, 7.8%, 10/1/06	1,000	957,397	0.8
American Airlines, Inc., Sec’d 7.25%, 2/5/09	500	490,000	0.4
Continental Airlines, Inc., Pass Thru Cert, 9.798%, 4/1/21	1,000	1,010,000	0.9
Continental Airlines, Inc., Bank Debt, 5.562%, 12/31/06[9]	227	204,545	0.2
Continental Airlines, Inc., FRN, Sec’d, 11.261%, 12/6/07	750	756,563	0.7
Northwest Airlines Corp., Bank Debt, 10.25%, 10/1/10	1,000	1,012,500	0.9
Wyle Laboratories, Inc., 1st Lien Bank Debt, 6.47%, 2/4/11	499	503,737	0.4
Wyle Laboratories, Inc., 2nd Lien Bank Debt, 10.21%, 8/4/11	500	505,000	0.4

		6,772,964	5.8
CHEMICALS — 8.6%
Basell Term Loan B, Bank Debt, 6.42%, 9/30/13	500	509,375	0.4
Basell Term Loan C, Bank Debt, 6.92%, 9/30/14	500	509,375	0.4
BCP Caylux Holdings, Sr Sub Nt, 9.625%, 6/15/14[6]	132	146,850	0.1
Crompton Corp., Sr Nt, 9.875%, 8/1/12	500	569,375	0.5
Crystal US Holdings/US Sub, Sr Disc Nt, 10.5%, 10/1/14[7]	325	227,500	0.2
Equistar Chemicals, Sr Nt, 10.625%, 5/1/11	1,000	1,090,000	0.9
Huntsman Advanced Materials, Nt, 11%, 7/15/10	200	224,000	0.2
Koppers Industry, Inc., Sec’d Nt, 9.875%, 10/15/13	175	193,375	0.2
Lyondell Chemical Co., Co Guar, 10.5%, 6/1/13[6]	1,000	1,130,000	1.0

Description	Par (000)	Value	Percent of Net Assets*
CHEMICALS (continued)
OM Group, Sr Sub Nt, 9.25%, 12/15/11	$ 1,200	$ 1,221,000	1.1
Polyone Corp., Sr Nt, 10.625%, 5/15/10	1,700	1,751,000	1.5
Terra Capital, Inc., Sr Nt, 12.875%, 10/15/08	1,025	1,209,500	1.0
Terra Capital, Inc., Sr Nt, 11.5%, 6/1/10	412	471,740	0.4
United Agri Products, Sr Disc Nt, 10.74%, 7/15/12[7]	1,000	850,000	0.7

		10,103,090	8.6
CONSUMER PRODUCTS — 5.1%
Ames True Temper Inc., FRN, Nt, 7.599%, 1/15/12	600	558,000	0.5
GSC Holdings Corp., FRN, Co Guar, 7.875%, 10/1/11[2]	300	300,375	0.3
GSC Holdings Corp., Co Guar, 8%, 10/1/12[2]	300	298,500	0.3
General Nutrition Center, Sr Sub Nt, 8.5%, 12/1/10	125	106,562	0.1
General Nutrition Center, Sr Nt, 8.625, 1/15/11	250	240,000	0.2
IKON Office Solutions, Sr Nt, 7.75%, 9/15/15[2]	500	491,250	0.4
Intcomex, Inc., Sec’d Nt, 11.75%, 1/15/11[2]	750	746,250	0.6
Levi Straus and Co., FRN, Sr Nt, 8.254%, 4/1/12	500	498,750	0.4
Levi Straus and Co., Sr Nt, 12.25%, 12/15/12	900	994,500	0.9
Rafealla Apparel Group, Sr Nt, 11.25%, 6/15/11[2]	1,250	1,218,750	1.0
Westpoint Stevens, Inc., Bank Debt, 9.25%, 11/30/04[4]	658	493,454	0.4
Westpoint Stevens, Inc., Sr Nt, 7.875%, 6/15/05[1,4]	1,000	100	0.0

		5,946,491	5.1
ENERGY — 5.9%
Chart Industries, Inc., Sr Sub Nt, 9.125%, 10/15/15[2]	1,400	1,400,000	1.2
El Paso Corp., Sr Nt, 7.875%, 6/15/12[6]	1,250	1,293,750	1.1
Petrobas Int’l Finance, Nt, 7.75%, 9/15/14	1,000	1,082,500	0.9

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

September 30, 2005 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
ENERGY (continued)
Secunda Int’l, Ltd., FRN, Sec’d, 11.599%, 9/1/12	$ 1,500	$ 1,582,500	1.4%
Transmontaigne, Inc., Sr Sub Nt, 9.125%, 6/1/10	1,400	1,470,000	1.3

		6,828,750	5.9
FINANCE — 5.5%
Advanta Capital Trust, Co Guar, 8.99%, 12/17/26	600	606,000	0.5
Crum & Forster Holding, Inc., Sr Nt, 10.375%, 6/15/13	1,250	1,365,625	1.2
E*Trade Financial Corp., Nt, 8%, 6/15/11[2]	350	361,375	0.3
Fairfax Financial, Nt, Add-on 7.75%, 4/26/12	500	480,000	0.4
General Motors Acceptance Corp., Nt, 7.75%, 1/19/10	1,000	969,306	0.8
Providian Capital I, Bank Guar, 9.525%, 2/1/27[2]	1,250	1,362,500	1.2
Thornburg Mortgage, Sr Nt, 8%, 5/15/13	1,250	1,237,500	1.1

		6,382,306	5.5
FOOD & DRUG — 1.1%
Duane Reade, Inc., FRN, Sr Nt, 8.37%, 12/15/10[2]	500	477,500	0.4
Southern States Coop, Inc., Sr Nt, 10.5%, 10/15/10[2]	750	787,500	0.7

		1,265,000	1.1
FOOD & TOBACCO — 8.6%
Alliance One, Nt, 11%, 5/15/12[2]	1,800	1,705,500	1.5
Apple South, Inc., Sr Nt, 9.75%, 6/1/06[1,4]	1,500	135,000	0.1
Avado Brands, Inc., Sr Sub Nt, 11.75%, 6/15/09[1,3,4]	500	0	0.0
Chiquita Brands Int’l, Inc., Sr Nt, 8.875%, 12/1/15[2]	500	495,000	0.4
Cosan SA Industria, Sr Nt, 9%, 11/1/09[2]	300	318,000	0.3
Gold Kist, Inc., Sr Nt, 10.25%, 3/15/14	487	550,310	0.5
Golden State Foods, Sr Sub Nt, 9.24%, 1/10/12[8,9]	1,250	1,229,687	1.1
Land O Lakes, Inc., Sr Nt, 8.75%, 11/15/11	1,000	1,047,500	0.9

Description	Par (000)	Value	Percent of Net Assets*
FOOD & TOBACCO (continued)
National Beef Packaging, Sr Nt, 10.5%, 8/1/11	$ 1,000	$ 1,037,500	0.9%
National Wine & Spirits, Inc., Sr Nt, 10.125%, 1/15/09	1,750	1,767,500	1.5
North Atlantic Trading, Sr Nt, 9.25%, 3/1/12	500	375,000	0.3
Sbarro, Inc., Sr Nt, 11%, 9/15/09[6]	1,000	995,000	0.9
Swift and Co., Sr Sub Nt, 12.5%, 1/1/10	250	272,500	0.2

		9,928,497	8.6
FOREST PRODUCTS & CONTAINERS — 12.0%
Abitibi-Consolidated Inc., Sr Nt, 8.375%, 4/1/15	2,250	2,210,625	1.9
Ainsworth Lumber, Sr Nt, 6.75%, 3/15/14	1,000	900,000	0.8
Ainsworth Lumber, Co Guar, 7.25%, 10/1/12	1,000	940,000	0.8
Anchor Glass Container, Sr Sec’d Nt, 11%, 2/15/13[1,4,6]	750	480,000	0.4
Bowater, Inc., Sr Nt, 6.5%, 6/15/13[6]	500	466,250	0.4
Buckeye Cellulose Corp., Sr Sub Nt, 9.25%, 9/15/08	1,145	1,145,000	1.0
Constar International, FRN, Nt, 7.165%, 2/15/12[2]	550	510,125	0.4
Constar International, Sr Sub Nt, 11%, 12/1/12[6]	1,700	1,071,000	0.9
Crown Cork & Seal, Sr Sec’d Nt, 10.875%, 3/1/13	500	580,000	0.5
Graphic Packaging Corp., Sr Sub Nt, 9.5%, 8/15/13	72	67,680	0.1
Jefferson Smurfit Corp., Sr Unsec’d Nt, 8.25%, 10/1/12	500	470,000	0.4
Norske Skog, Sr Nt, 8.625%, 6/15/11	1,500	1,507,500	1.3
Portola Packaging Inc., Sr Nt, 8.25%, 2/1/12[6]	2,825	1,977,500	1.7
Stone Container, Sr Nt, 9.75%, 2/1/11	500	507,500	0.4
Tembec Industries, Sr Unsec’d Nt, 8.625%, 6/30/09	750	510,000	0.4
Tembec Industries, Sr Nt, 8.5%, 2/1/11	1,025	668,813	0.6

		14,011,993	12.0

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

September 30, 2005 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
GAMING & LEISURE — 3.1%
Bally Total Fitness Holding Corp., Sr Sub Nt, 9.875%, 10/15/07[6]	$ 430	$ 388,075	0.3%
True Temper Sports, Inc., Sr Sub Nt, 8.375%, 9/15/11	1,050	976,500	0.8
Trump Entertainment, Sec’d Nt, 8.5%, 6/1/15	750	723,750	0.6
Wynn Las Vegas LLC, Mtg, 6.625%, 12/1/14	1,750	1,673,438	1.4

		3,761,763	3.1
HEALTH CARE — 10.0%
Ameripath, Inc., Sr Sub Nt, 10.5%, 4/1/13	1,000	1,040,000	0.9
CDRV Investors, Inc., Sr Disc Nt, 9.75%, 1/1/15[7]	350	199,500	0.2
Hanger Orthopedic, Co Guar, 10.375%, 2/15/09	335	342,538	0.3
Healthsouth Corp., Sr Nt, 8.5%, 2/1/08	750	731,250	0.6
Healthsouth Corp., Sr Nt, 8.375%, 10/1/11[6]	1,425	1,357,312	1.2
Lifecare Holdings, Inc., Sr Sub Nt, 9.25%, 8/15/13[2]	1,200	1,032,000	0.9
NDCHealth Corp., Sr Sub Nt, 10.5%, 12/1/12	425	486,625	0.4
Psychiatric Solutions, Sr Sub Nt, 10.625%, 6/15/13	333	379,620	0.3
Psychiatric Solutions, Sr Sub Nt, 7.75%, 7/15/15[2]	250	258,125	0.2
Tenet Healthcare Corp., Sr Nt, 9.25%, 2/1/15[2]	250	252,500	0.2
Tenet Healthcare Corp., Sr Nt, 9.875%, 7/1/14	1,250	1,306,250	1.1
US Oncology Inc, Co Guar, 10.75%, 8/15/14	575	644,000	0.6
US Oncology Inc, FRN, Sr Nt, 9.264%, 3/15/15[2]	1,500	1,477,500	1.3
Vanguard Health Holdings II, Sr Sub Nt, 9%, 10/1/14	1,400	1,491,000	1.3
Vanguard Health Holdings I, Sr Disc Nt, 10.43%, 10/1/15[7]	750	543,750	0.5

		11,541,970	10.0

Description	Par (000)	Value	Percent of Net Assets*
HOUSING — 4.6%
Fedders NA, Sr Nt, 9.875%, 3/1/14	$ 1,250	$ 931,250	0.8%
Goodman Global Holdings, FRN, Sr Nt, 6.41%, 6/15/12[2]	1,500	1,466,250	1.3
Interface, Inc., Sr Nt, 10.375%, 2/1/10	500	540,000	0.5
Interface, Inc., Sr Sub Nt, 9.5%, 2/1/14[6]	1,035	1,035,000	0.9
RMCC Acquisition Co., Sr Sub Notes, 9.50%, 11/1/12[2]	1,250	1,262,500	1.1

		5,235,000	4.6
INFORMATION TECHNOLOGY — 6.5%
Activant Solutions, FRN, Sr Nt, 9.504%, 4/1/10[2]	400	408,000	0.4
Activant Solutions, Sr Nt, 10.5%, 6/15/11	200	209,000	0.2
Advanced Micro Devices, Sr Nt, 7.75%, 11/1/12	500	512,500	0.4
Amkor Technology, Inc., Sr Nt, 7.125%, 5/15/11[6]	400	345,000	0.3
Magnachip Semiconductor, FRN, Sec’d Nt, 7.12%, 12/15/11	1,000	990,000	0.9
Magnachip Semiconductor, Sec’d Nt, 6.875%, 12/15/11	750	720,000	0.6
Smart Modular Tech, FRN, Sr Nt, 9.004%, 4/1/12[2]	650	663,000	0.6
Stratus Technologies, Inc., Sr Nt, 10.375%, 12/1/08	1,025	1,035,250	0.9
Sungard Data Systems, Inc., Sr Unsec’d Nt, 9.125%, 8/15/13[2]	400	414,500	0.4
Unisys Corp., Sr Nt, 8%, 10/15/12	500	491,250	0.4
Unisys Corp., Sr Nt, 8.5%, 10/15/15	500	496,250	0.4
Viasystems, Sr Sub Nt, 10.5%, 1/15/11	1,150	1,129,875	1.0

		7,414,625	6.5
MANUFACTURING — 5.6%
Case New Holland, Inc., Sr Nt, 9.25%, 8/1/11	500	528,750	0.5
Eagle-Picher, Inc., Sr Nt, 9.75%, 9/1/13[1,4,6]	1,250	925,000	0.8
Gardner Denver, Sr Sub Nt, 8%, 5/1/13[2]	500	520,625	0.4
Invensys PLC, Sr Nt, 9.875%, 3/15/11[2]	1,000	993,750	0.9
Milacron Escrow Corp., Sec’d Nt, 11.5%, 5/15/11	1,750	1,715,000	1.5

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

September 30, 2005 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
MANUFACTURING (continued)
Polypore, Inc., Sr Sub Nt, 8.75%, 5/15/12	$ 1,685	$ 1,482,800	1.3%
Thermadyne Holdings Corp., Sr Sub Nt, 9.25%, 2/1/14	200	183,000	0.2

		6,348,925	5.6
MEDIA & TELECOM: BROADCASTING — 0.9%
Fisher Communications, Inc, Sr Nt, 8.625%, 9/15/14	300	320,250	0.3
LBI Media, Inc., Sr Disc Nt, 11%, 10/15/13[7]	625	471,094	0.4
Nexstar Fin Hldg LLC, Inc., Sr Disc Nt, 11.36%, 4/1/13[7]	250	185,000	0.2

		976,344	0.9
MEDIA & TELECOM: CABLE — 7.9%
Adelphia Communications, Corp., Sr Nt, 9.375%, 11/15/09[1,4,6]	1,500	1,147,500	1.0
Adelphia Communications, Corp., Sr Nt, 8.125%, 7/15/03[1,4,6]	750	558,750	0.5
Adelphia Communications, Corp., Sr Nt, 6%, 2/15/06[1,4]	125	5,469	0.0
CCH I LLC, Sec’d Nt, 11%, 10/1/15[2]	2,106	2,053,533	1.8
Insight Communications, Inc., Sr Disc Nt, 12.52%, 2/15/11[7]	1,000	1,020,000	0.9
Insight Midwest, Sr Nt, 10.5%, 11/1/10	1,050	1,102,500	0.9
Mediacom LLC/Capital Corp., Sr Nt , 9.50%, 1/15/13[6]	1,800	1,786,500	1.5
Panamsat Corp., Sr Nt, 9%, 8/15/14	649	684,695	0.6
Videotron Ltee, Sr Unsec’d Nt, 6.375%, 12/15/15[2]	500	496,250	0.4
Zeus Special Sub Ltd., Disc Nt, 9.25%, 2/1/15[2,7]	600	396,000	0.3

		9,251,197	7.9
MEDIA & TELECOM: FIXED COMMUNICATIONS — 8.8%
Alaska Comm Sys Hldgs, Inc., Co Guar, 9.875%, 8/15/11	610	666,425	0.6
Hawaiian Telecomm Communications, Sr Nt, 9.75%, 5/1/13[2]	1,000	1,020,000	0.9
Intelsat Bermuda Ltd., Sr Nt, 8.25%, 1/15/13[2]	500	503,125	0.4
MCI Communications, Sr Nt, 6.688%, 5/1/09	1,000	1,037,500	0.9
Mastec, Inc., Sr Sub Nt, 7.75%, 2/1/08[6]	780	780,000	0.7

Description	Par (000)	Value	Percent of Net Assets*
MEDIA & TELECOM: FIXED COMMUNICATIONS (continued)
Ntelos, Inc., 2nd Lien Bank Debt, 8.33%, 2/24/11	$ 500	$ 505,625	0.4%
Primus Telecomm Group, Bank Debt, 10.67%, 2/18/11	995	925,350	0.8
Qwest Communications, FRN, Sr Nt, 7.290%, 2/15/09	1,001	988,487	0.9
Qwest Communications, Sr Nt, 7.875%, 9/1/11	100	104,250	0.1
Qwest Communications, Sr Nt, 7.625%, 6/15/15[2]	250	255,313	0.2
Qwest Communications, FRN, Sr Nt, 7.12%, 6/15/13[2]	1,000	1,040,000	0.9
Time Warner Communications, Sr Nt, 9.75%, 7/15/08[6]	1,000	1,012,500	0.9
Time Warner Communications, Sr Nt, 9.25%, 2/15/14[6]	1,250	1,265,625	1.1

		10,104,200	8.8
MEDIA & TELECOM: WIRELESS COMMUNICATIONS — 3.1%
ACC Escrow Corp., Sr Nt, 10%, 8/1/11	1,000	1,090,000	0.9
Dobson Cellular Systems, FRN, Sec’d Nt, 8.443%, 11/1/11	500	518,125	0.4
Dobson Cellular Systems, Sec’d, 9.875%, 11/1/12	1,000	1,095,000	0.9
Dobson Communications Corp., FRN, Sr Nt, 8.10%, 10/15/12[2]	500	493,125	0.4
Horizon PCS, Inc., Sr Nt, 11.375%, 7/15/12	350	402,500	0.3
Rogers Wireless, Inc., Sec’d Nt, 6.375%, 3/1/14	250	251,250	0.2

		3,850,000	3.1
MEDIA & TELECOM: DIVERSIFIED — 6.8%
Cinemark USA, Inc., Sr Sub Nt, 9%, 2/1/13	500	516,250	0.4
IMAX Corp., Sr Nt, 9.625%, 12/1/10	2,100	2,247,000	1.9
Mail-Well I Corp., Sr Sub Nt, 7.875%, 12/1/13	2,000	1,930,000	1.7
Phoenix Color Corp., Sr Sub Nt, 10.375%, 2/1/09	1,730	1,591,600	1.4
Primedia, Inc., Sr Nt, 8.875%, 5/15/11	425	445,188	0.4
Six Flags, Inc., Sr Nt, 9.75%, 4/15/13	400	394,000	0.3
Universal City Development, Sr Nt, 11.75%, 4/1/10	750	847,500	0.7

		7,971,538	6.8

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

September 30, 2005 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
METALS & MINERALS — 3.7%
AK Steel Corp., Co Guar, 7.875%, 2/15/09[6]	$ 1,505	$ 1,459,850	1.3%
Chaparral Steel Co., Sr Nt, 10%, 7/15/13[2]	600	633,000	0.5
International Steel Group, Sr Nt, 6.5%, 4/15/14	500	495,000	0.4
Neenah Corp., Sr Sub Nt, 11%, 9/30/10[2]	200	221,000	0.2
Oglebay Norton Co. Term Loan B, Bank Debt, 10.86%, 1/31/10	1,000	1,025,000	0.9
US Steel, LLC, Sr Nt, 9.75%, 5/15/10	200	219,500	0.2
Wolverine Tube, Sr Nt, 10.5%, 4/1/09[6]	190	180,025	0.2

		4,233,375	3.7
RETAIL — 4.2%
Broder Bros. Co., Sr Nt, 11.25%, 10/15/10	1,000	990,000	0.9
Brown Shoe Company, Inc., Sr Unsec’d Nt, 8.375%, 5/1/12	750	791,250	0.7
Gregg Appliances Inc., Sr Nt, 9.0%, 2/1/13[2]	1,950	1,833,000	1.6
Tom’s Foods, Inc., Sr Nt, 10.5%, 11/1/04[1,4,9]	1,000	100,000	0.1
Tom’s Foods, Inc., DIP, 10.25%, 12/31/05[3,8,9]	1,000	1,000,000	0.9

		4,714,250	4.2
SERVICES — 6.1%
Allied Waste NA, Co Guar, 9.25%, 9/1/12	1,824	1,974,480	1.7
Ashtead Holdings PLC, Sec’d Nt, 8.625%, 8/1/15[2]	235	247,044	0.2
Knowledge Learning Center, Sr Sub Nt, 7.75%, 2/1/15[2]	500	490,000	0.4
Mac-Gray Corp., Sr Nt, 7.625%, 8/15/15[2]	500	510,000	0.4
Nationsrent, Inc., Sr Sec’d Nt, 9.5%, 10/15/10	500	545,000	0.5
Sac Holdings, Sr Nt, 8.5%, 3/15/14	1,323	1,266,629	1.1
United Rentals, Inc., Sr Sub Nt, 7.75%, 11/15/13[6]	1,400	1,351,000	1.2
Wastequip, Inc., 1st Lien Bank Debt, 6.52%, 8/2/11	250	253,125	0.2

Description	Par (000)	Value	Percent of Net Assets*
SERVICES (continued)
Wastequip, Inc., 2nd Lien Bank Debt, 10.02%, 8/2/12	$ 250	$ 253,125	0.2%
Williams Scotsman, Inc., Sr Nt, 8.5%, 10/1/15[2]	250	253,125	0.2

		7,143,528	6.1
TRANSPORTATION — 13.7%
American Commercial Lines, Sr Nt, 9.50%, 2/15/15	500	540,000	0.5
Asbury Automotive Group, Sr Sub Nt, 8%, 3/15/14	350	332,500	0.3
Autocam Corp., Sr Sub Nt, 10.875%, 6/15/14	1,075	720,250	0.6
CP Ships, Ltd., Sr Sub Nt, 10.375%, 7/15/12	500	567,500	0.5
Delco Remy International, Inc., Sr Sub Nt, 9.375%, 04/15/12	200	112,000	0.1
Delco Remy International, Inc., Sr Sub Nt, 11%, 5/1/09[6]	800	520,000	0.4
Dura Operating Corp., Co Guar, 9%, 5/1/09[6]	625	434,375	0.4
Dura Operating Corp., Co Guar, 8.625%, 4/15/12[6]	750	667,500	0.6
Ford Motor Co., Nt, 7.45%, 7/15/31[6]	2,975	2,320,500	2.0
General Motors Acceptance Corp., Nt, 8%, 11/1/31	900	785,852	0.7
General Motors, Debentures, 8.25%, 7/15/23[6]	2,425	1,885,438	1.6
Goodyear Tire and Rubber, Sr Nt, 9%, 7/1/15[2]	1,350	1,329,750	1.1
Metaldyne Corp., Co Guar, 11%, 6/15/12[6]	1,000	680,000	0.6
Metaldyne Corp., Sr Unsec’d Nt, 10%, 11/1/13[2,6]	750	652,500	0.6
Newcor, Inc., Sr Sub Nt, 6.0%, 1/31/13	1,500	1,200,000	1.0
Quality Distribution, Co Guar, 9%, 11/15/10	500	460,000	0.4
TFM SA DE CV, Sr Nt, 12.5%, 6/15/12	1,100	1,276,000	1.1
TFM SA DE CV, Sr Nt, 9.375%, 5/1/12[2]	900	972,000	0.8
Ultrapetrol (Bahamas) Ltd., 1st Mtg, 9%, 11/24/14	450	414,562	0.4

		15,870,727	13.7

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

September 30, 2005 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
UTILITIES — 9.1%
Calpine Corp., Sr Nt, 8.5%, 5/1/08	$ 2,250	$ 1,344,375	1.2%
Calpine Generating Co., 2nd FRN, Sec’d Nt, 9.443%, 4/1/10	500	505,000	0.4
Calpine Generating Co., 3rd FRN, Sec’d Nt, 12.39%, 4/1/11	1,550	1,472,500	1.3
Edison Mission, Inc., Sr Nt, 9.875%, 4/15/11	2,000	2,370,000	2.0
Midwest Generation LLC, Sec’d Nt, 8.75%, 5/1/34	500	556,875	0.5
Mirant Americas, Sr Nt, 7.40%, 7/15/04[1,2,4]	600	720,000	0.6
Mirant Americas, Sr Nt, 8.3%, 5/1/11[1,4]	250	311,875	0.3
Mirant Americas Generation LLC, Sr Nt, 8.5%, 10/1/21[1,4]	1,000	1,250,000	1.1
Dynegy/NGC Corp., Debentures, 7.125%, 5/15/18	1,750	1,618,750	1.4
Reliant Resources, Inc., Sec’d Nt, 9.5%, 7/15/13	310	342,550	0.3

		10,491,925	9.1

Total Corporate Debt Securities
(amortized cost $172,560,360)		170,148,458	146.7

CORPORATE CONVERTIBLE DEBT SECURITIES — 0.7%
PACKAGING — 0.2%
Indesco International, Inc., Conv, Sr Sub Nt, 10%, 3/15/08[3,9]	291	232,423	0.2

		232,423	0.2
UTILITIES — 0.5%
Mirant Americas, Conv, Sr Nt, 5.75%, 7/15/07[1,4]	500	562,500	0.5

		562,500	0.5
Total Convertible Corporate Debt Securities
(amortized cost $740,929)		794,923	0.7

Total Debt Securities
(amortized cost $173,301,289)		170,943,381	147.4

Description	Shares/ Par (000)	Value	Percent of Net Assets
Preferred Stocks — 3.2%
Glasstech, Inc., Series C, Pfd[1,3,9]	$ 5	$ 0	0.0%
HLI Operating Co., Inc., Series A, Pfd, 8%, 12/31/49[1]	74	2,960	0.0
Kaiser Group Holdings, Inc., Pfd, 7%, 12/31/07	9,345	518,648	0.4
Oglebay Norton Company, Series A, Pfd, 14.8%	189,370	2,840,550	2.5
Spanish Broadcasting Systems, Pfd, 10.75%, 10/15/13	296	316,720	0.3
XO Communications, Inc., Pfd, 13.5% PIK, 6/1/10[1,4]	1,580	16	0.0

Total Preferred Stocks
(cost $4,158,011)		3,678,894	3.2

Common Stocks — 4.1%
Abovenet, Inc., Common Stock[1]	1,702	42,550	0.0
Glasstech, Inc., Class C, Common Stock[1,3,9]	5	0	0.0
Indesco International, Inc., Common Stock[1,3,9]	60,345	36,207	0.0
Kaiser Group Holdings, Inc., Common Stock[1]	54,524	2,129,162	1.8
Lexington Coal Company, Common Stock[1]	25,311	7,340	0.0
Mattress Discounters, Common Stock[1,3,9]	8,329	8,329	0.0
Oglebay Norton Company, Common Stock[1]	32,992	412,400	0.4
Simonds Industries, Inc., Common Stock[1,3,9]	8,236	280,024	0.2
Telewest PLC, Common Stock[1]	85,210	1,955,570	1.7

Total Common Stocks
(cost $9,485,420)		4,871,582	4.1
Warrants — 0.0%
Abovenet, Inc., Warrants, 8/9/08[1,3,9]	584	2,920	0.0
Abovenet, Inc., Warrants, 8/9/10[1,3,9]	687	687	0.0

Total Warrants
(cost $417,200)		3,607	0.0

Total Equity Investments
(cost $14,060,631)		8,554,083	7.3

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

September 30, 2005 (Unaudited)

Description	Shares/ Par (000)	Value	Percent of Net Assets
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — 22.0%
Credit Suisse First Boston LLC —Repurchase Agreements 4.0575%, dated 9/30/05, matures 10/3/05 repurchase price $3,001,014[5]	$3,000	$3,000,000	2.6%
Lehman Brothers, Inc. — Repurchase Agreements 4.0875%, dated 9/30/05, matures 10/3/05 repurchase price $10,003,406[5]	10,000	10,000,000	8.6
Merrill Lynch Sec/MLPFS — Repurchase Agreements 4.0875%, dated 9/30/05, matures 10/3/05 repurchase price $10,003,406[5]	10,000	10,000,000	8.6
Lehman Brothers, Inc. — Repurchase Agreements 4.0625%, dated 9/30/05, matures 10/3/05 repurchase price $2,536,789[5]	2,536	2,535,930	2.2

Total Investments of Cash Collateral for Securites Loaned
(cost $25,535,930)		25,535,930	22.0

TOTAL INVESTMENTS
(cost $212,897,850)		205,033,394	176.7
Payable Upon Return of Securities Loaned		(25,535,930)	(22.0)
Payable to Advisor		(1,373,526)	(1.2)
Payable to Administrator		(15,397)	0.0
Accounting Fees Payable		(8,122)	0.0
Custody Fees Payable		(2,164)	0.0
Unrealized Appreciation/(Depreciation) on Swap Agreements		258,064	0.2
Other Assets in Excess of Other Liabilities		3,731,140	3.2
Less: Outstanding Preferred Stock (2,640 shares at $25,000 per share) at liquidation value.		(66,000,000)	(56.9)

Net Assets Applicable to Common Stockholders		$116,087,459	100.0

Net Asset Value Per Common Share ($116,087,459/12,911,480)		$8.99

*	Applicable to common stockholders.
[1]	Non-income producing security.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $33,340,139.
[3]	Board valued security. These securities amounted to $1,560,590.
[4]	Security in default.
[5]	Fully collateralized by non-investment grade corporate bonds with a fair market value of $26,813,157
[6]	All or a portion of the security is on loan. Securities on loan have a fair market value of $24,945,578.
[7]	Step-up bond. Interest rate is effective rate.
[8]	Restricted security. These securites amounted to $2,229,688.
[9]	Security deemed to be illiquid.
PIK	Payment in kind.
FRN	Floating Rate Note. Rate shown is rate in effect at September 30, 2005.
DIP	Debtor in Possession Financing

See accompanying Notes to Financial Statements.

Item 2.	Controls and Procedures.

(a) The Fund’s President and Treasurer have concluded that the Fund’s disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the Fund’s internal controls over financial reporting.

Item 3.	Exhibits.

(a) Certifications of President and Treasurer as required by Rule 30a-2(a) under the Investment Company Act of 1940 attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacholder High Yield Fund, Inc.

/S/ WILLIAM J. MORGAN	November 11, 2005
William J. Morgan President	Date

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/S/ WILLIAM J. MORGAN	November 11, 2005
William J. Morgan President	Date

/S/ JAMES E. GIBSON	November 11, 2005
James E. Gibson Treasurer	Date